CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 200,832	$ 122,815	$ 89,206
Fair value adjustments to hedging financial instruments	27,154	(351)	41,827
Fair value adjustments to hedging financial instruments in associated companies	158	(5)	2,897
Reclassification into net income of previous fair value adjustments to hedging financial instruments	(1,348)	(4,504)	2,102
Fair value adjustments to available for sale securities	981	(8,355)	699
Reclassification into net income of previous fair value adjustments to available for sale securities	20,552	0	0
Other items of comprehensive (loss)/income	(136)	(179)	(58)
Other comprehensive income, net of tax	47,361	(13,394)	47,467
Comprehensive income	$ 248,193	$ 109,421	$ 136,673